Fair Value of Financial Instruments - Changes in the Estimated Fair Values of the Companys Liabilities for Contingent Consideration Measured Using Significant Unobservable Inputs (Level 3) (Details) - Obligations - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 9,800	$ 0
New contingent consideration		14,200
Change in fair value of contingent consideration	(9,200)	(4,400)
Ending balance	$ 600	$ 9,800